UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	08/31/2009

     The following Form N-Q relates only to Dreyfus Equity Income Fund and Dreyfus Emerging Markets Debt Local Currency Fund, each a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Bonds and Notes--75.5%	Rate (%)		Date	Amount ($)	Value ($)
Foreign/Governmental
Arab Republic of Egypt,
Sr. Unscd. Notes	EGP	8.75	7/18/12	925,000 a,b	164,850
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	5/15/11	151,000 b	1,511,391
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/12	71,000 b	374,184
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	315,000 b	1,483,844
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	132,500,000 b	611,163
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	37,030,000 b	177,466
Hungary Government,
Bonds, Ser. 15/A	HUF	8.00	2/12/15	238,000,000 b	1,241,267
Indonesia Government,
Bonds, Ser. FR36	IDR	11.50	9/15/19	3,900,000,000 b	413,595
Malaysian Government,
Bonds, Ser. 2/03	MYR	4.24	2/7/18	1,820,000 b	524,301
Malaysian Government,
Bonds, Ser. 0902	MYR	4.38	11/29/19	865,000 b	249,577
Malaysian Government,
Bonds, Ser. 2/04	MYR	5.09	4/30/14	1,205,000 b	364,249
Mexican Bonos,
Bonds, Ser. M10	MXN	7.75	12/14/17	3,240,000 b	238,228
Mexican Bonos,
Bonds, Ser. M20	MXN	10.00	12/5/24	8,585,000 b	728,304
Mexican Bonos,
Bonds, Ser. M 30	MXN	10.00	11/20/36	1,725,000 b	142,903
Peru Government,
Bonds	PEN	6.90	8/12/37	1,470,000 b	529,887

Peru Government,
Bonds, Ser. 7	PEN	8.60	8/12/17	1,075,000 b	446,792
Poland Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	650,000 b	216,815
Poland Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	1,675,000 b	565,830
Poland Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	810,000 b	290,932
Republic of Colombia,
Unsub. Bonds	COP	9.85	6/28/27	997,000,000 b	509,102
Republic of Colombia,
Unsub. Notes	COP	12.00	10/22/15	425,000,000 b	242,937
South Africa Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	1,050,000 b	121,159
South Africa Government,
Bonds, Ser. R206	ZAR	7.50	1/15/14	12,175,000 b	1,519,627
South Africa Government,
Bonds, Ser. R203	ZAR	8.25	9/15/17	1,900,000 b	238,429
South Africa Government,
Sr. Unscd. Bonds, Ser. R201	ZAR	8.75	12/21/14	450,000 b	59,083
South Africa Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	1,450,000 b	214,765
South Africa Government,
Bonds, Ser. R157	ZAR	13.50	9/15/15	3,255,000 b	522,574
Thailand Government,
Bonds	THB	3.88	6/13/19	12,985,000 b	382,723
Thailand Government,
Bonds	THB	5.13	3/13/18	16,330,000 b	530,908
Turkey Government,
Bonds	TRY	0.00	4/14/10	175,000 b,c	110,647
Turkey Government,
Bonds, Ser. CPI	TRY	10.00	2/15/12	625,000 b	553,266
Turkey Government,
Bonds	TRY	14.00	1/19/11	2,985,000 b	2,103,290
Turkey Government,
Bonds	TRY	14.00	9/26/12	100,000 b	72,175
Turkey Government,

Bonds	TRY	16.00	8/28/13	100,000 b	77,228
Uruguay Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	2,454,545 b	135,679
Total Bonds and Notes
(cost $16,443,833)					17,669,170

Other Investment--17.8%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,172,000)				4,172,000 [d]	4,172,000

Total Investments (cost $20,615,833)				93.3%	21,841,170
Cash and Receivables (Net)				6.7%	1,566,695
Net Assets				100.0%	23,407,865

a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, this security amounted to $164,850 or 0.7% of net assets.
b	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
EGP--Egyptian Pound
HUF--Hungary Forint
IDR--Indonesian Rupiah
MXN--Mexican New Peso
MYR--Malaysian Ringgit
PEN--Peruvian New Sol
PLN--Poland Zloty
THB--Thai Bhat
TRY--Turkish Lira
UYU--Uruguayan New Peso
ZAR--South African Rand
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Investment in affiliated money market mutual fund.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $20,615,833.

Net unrealized appreciation on investments was $1,225,337 of which $1,632,977 related to appreciated investment securities and $407,640 related to depreciated investment securities.

At August 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 8/31/2009 ($)
Purchases:
Thai Bhat, expiring 9/25/2009	33,700,000	988,734	990,410	1,676
Euro, expiring 9/25/2009	175,000	250,495	250,888	393
Argentine Peso, expiring 2/22/2010	465,000	112,048	112,357	309
Chilean Peso, expiring 11/25/2009	866,950,000	1,598,654	1,573,646	(25,008)
Mexican New Peso, expiring 9/25/2009	600,000	46,407	44,787	(1,620)
Mexican New Peso, expiring 9/25/2009	870,000	67,450	64,942	(2,508)
Mexican New Peso, expiring 9/25/2009	13,810,000	1,038,424	1,030,854	(7,570)
Egyptian Pound, expiring 10/22/2009	200,000	33,168	35,837	2,669
Egyptian Pound, expiring 10/22/2009	530,000	89,076	94,968	5,892
Egyptian Pound, expiring 10/22/2009	260,000	43,624	46,588	2,964
Egyptian Pound, expiring 10/22/2009	270,000	46,352	48,380	2,028
Egyptian Pound, expiring 10/22/2009	120,000	21,583	21,502	(81)
Egyptian Pound, expiring 10/22/2009	490,000	87,034	87,800	766
Malaysian Ringgit, expiring 9/25/2009	6,100,000	1,734,285	1,730,306	(3,979)
Russian Ruble, expiring 12/11/2009	5,225,000	151,625	160,219	8,594
Russian Ruble, expiring 4/16/2010	10,350,000	276,147	306,241	30,094
Russian Ruble, expiring 4/16/2010	680,000	20,136	20,120	(16)
Russian Ruble, expiring 8/12/2010	2,000,000	55,991	57,060	1,069
Indian Rupee, expiring 9/25/2009	2,810,000	57,618	57,453	(165)
Peruvian New Sol, expiring 9/25/2009	270,000	91,124	91,361	237
Peruvian New Sol, expiring 11/25/2009	1,705,000	575,042	576,294	1,252
South Korea Won, expiring 9/25/2009	357,830,000	286,378	286,448	70
Poland Zloty, expiring 9/25/2009	2,915,000	1,024,820	1,017,877	(6,943)
Poland Zloty, expiring 9/25/2009	600,000	210,526	209,511	(1,015)
Sales:		Proceeds ($)
Hungary Forint, expiring 9/25/2009	1,950,000	10,359	10,217	142
Turkish Lira, expiring 9/25/2009	865,000	577,051	573,494	3,557
Chilean Peso, expiring 11/25/2009	64,660,000	117,191	117,368	(177)
Colombian Peso, expiring 11/25/2009	464,310,000	227,715	222,690	5,025
Colombian Peso, expiring 11/25/2009	73,365,000	35,153	35,187	(34)
South African Rand, expiring 9/25/2009	4,515,000	575,599	577,592	(1,993)
Brazilian Real, expiring 9/25/2009	1,105,000	599,078	583,682	15,396
Brazilian Real, expiring 9/25/2009	530,000	287,341	279,956	7,385
Malaysian Ringgit, expiring 9/25/2009	2,045,000	581,412	580,078	1,334
Indonesian Rupiah, expiring 9/25/2009	2,245,000,000	219,238	221,671	(2,433)
Peruvian New Sol, expiring 11/25/2009	520,000	176,092	175,761	331

Gross Unrealized Appreciation				91,183

Gross Unrealized Depreciation	(53,542)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

The fund adopted FASB Statement of Financial Accounting Standards No. 161 Disclosures about Derivative Instruments and Hedging Activities ( FAS 161 ). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), swaps and forward currency exchange contracts are valued each business day by an independent pricing service (the Service ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts ( forward contracts ) are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads an interest rates.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
August 31, 2009 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)
Consumer Discretionary--9.4%
Barnes & Noble	210	4,345
Family Dollar Stores	110	3,331
Foot Locker	790	8,421
H & R Block	770	13,306
Interactive Data	260	6,035
McDonald's	245	13,779
McGraw-Hill	135	4,537
Regal Entertainment Group, Cl. A	530	6,705
Ross Stores	200	9,328
Sherwin-Williams	120	7,224
Snap-On	210	7,837
Time Warner	450	12,560
TJX Cos.	100	3,595
VF	160	11,130
Walt Disney	380	9,895
		122,028
Consumer Staples--12.3%
Archer-Daniels-Midland	300	8,649
Campbell Soup	235	7,370
Coca-Cola	320	15,606
ConAgra Foods	720	14,782
H.J. Heinz	25	963
Herbalife	25	757
Kellogg	25	1,177
Kimberly-Clark	150	9,069
Kroger	500	10,795
Lorillard	160	11,643
McCormick & Co.	345	11,237
PepsiCo	260	14,734
Philip Morris International	195	8,913
Procter & Gamble	110	5,952
Reynolds American	160	7,314
Safeway	260	4,953
Wal-Mart Stores	460	23,400
Walgreen	100	3,388
		160,702
Energy--11.5%
BP, ADR	260	13,377
Chevron	520	36,369
ConocoPhillips	345	15,535

ENSCO International	250	9,225
Exxon Mobil	655	45,293
Frontline	345	7,683
Marathon Oil	260	8,026
Occidental Petroleum	35	2,559
Patterson-UTI Energy	260	3,455
Valero Energy	410	7,683
		149,205
Financial--13.6%
Aflac	140	5,687
American Express	100	3,382
Bank of America	1,044	18,364
Barclays, ADR	160 a	3,910
CapitalSource	420	1,739
Charles Schwab	300	5,418
Chubb	50	2,469
Citigroup	605	3,025
Deutsche Bank	75	5,068
Discover Financial Services	325	4,469
Federated Investors, Cl. B	370	9,712
Goldman Sachs Group	100	16,546
ING Groep, ADR	210 a	3,165
JPMorgan Chase & Co.	455	19,774
Moody's	335	9,125
Morgan Stanley	325	9,412
OneBeacon Insurance Group, Cl. A	580	7,963
People's United Financial	550	8,833
Progressive	370 a	6,112
Prudential Financial	250	12,645
Public Storage	75	5,291
Ventas	210	8,234
Wells Fargo & Co.	250	6,880
		177,223
Health Care--13.1%
Aetna	320	9,120
Becton, Dickinson & Co.	235	16,361
Biovail	235	2,989
Bristol-Myers Squibb	75	1,660
CIGNA	250	7,357
Covidien	75	2,968
Eli Lilly & Co.	585	19,574
Humana	210 a	7,497
IMS Health	250	3,465
Johnson & Johnson	630	38,077
McKesson	345	19,617
Pfizer	1,335	22,295
Quest Diagnostics	135	7,285

UnitedHealth Group	160	4,480
Wyeth	170	8,135
		170,880
Industrial--9.5%
3M	150	10,815
Burlington Northern Santa Fe	75	6,226
CSX	110	4,675
Equifax	110	3,040
Expeditors International
Washington	225	7,348
FedEx	50	3,435
General Dynamics	135	7,991
General Electric	405	5,630
Joy Global	110	4,274
Lockheed Martin	210	15,746
Northrop Grumman	350	17,084
Pitney Bowes	345	7,711
Raytheon	420	19,816
Tyco International	200	6,338
Waste Management	135	4,041
		124,170
Information Technology--16.4%
Accenture, Cl. A	455	15,015
ADTRAN	320	7,277
Analog Devices	320	9,040
Applied Materials	705	9,292
CA	150	3,343
FactSet Research Systems	110	6,054
Hewlett-Packard	320	14,365
Imation	235	2,021
Infosys Technologies, ADR	260	11,240
International Business Machines	285	33,644
Maxim Integrated Products	260	4,883
Microchip Technology	285	7,567
Microsoft	1,055	26,006
QUALCOMM	320	14,854
Taiwan Semiconductor
Manufacturing, ADR	1,160	12,412
Telefonaktiebolaget LM Ericsson,
ADR	930	8,909
Texas Instruments	845	20,779
Western Union	420	7,577
		214,278
Materials--3.9%
Cliffs Natural Resources	400	10,124
Dow Chemical	420	8,942
Freeport-McMoRan Copper & Gold	25	1,575

International Paper	250	5,738
Methanex	345	6,176
Reliance Steel & Aluminum	250	9,235
Walter Energy	75	3,893
Wausau Paper	530	5,120
		50,803
Telecommunication Services--2.8%
AT & T	930	24,226
BCE	320	7,862
Frontier Communications	630	4,479
		36,567
Utilities--5.3%
American Water Works	150	3,015
Atmos Energy	395	10,760
Duke Energy	520	8,055
FPL Group	325	18,258
OGE Energy	75	2,346
PG & E	285	11,568
Pinnacle West Capital	320	10,531
Sempra Energy	85	4,264
		68,797
Total Investments (cost $1,444,312)	97.8%	1,274,653
Cash and Receivables (Net)	2.2%	28,106
Net Assets	100.0%	1,302,759

ADR - American Depository Receipts
a Non-income producing security.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,444,312.

Net unrealized depreciation on investments was $169,659 of which $67,625 related to appreciated investment securities and $237,284 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

The fund adopted Statement of Financial Accounting Standards No. 161 Disclosures about Derivative Instruments and Hedging Activities ( FAS 161 ). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)